FINANCIAL INVESTORS TRUST

Vulcan Value Partners Fund
(the “Fund”)

SUPPLEMENT DATED JANUARY 30, 2024, TO THE PROSPECTUS
DATED AUGUST 31, 2023, AS AMENDED

Effective immediately, the following replaces the “Annual Total Returns – Investor Class Shares” bar chart in the summary section of the Fund’s prospectus:

Annual Total Returns – Investor Class Shares
(Calendar years ended 12/31)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE